Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and the financial performance of the Company.

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income (6) (millions) ($)
				Average Compensation Actually Paid to Non-PEO NEOs (4) ($)	Total Shareholder Return (5) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	2,724,322	2,204,680	1,619,582	1,349,853	66	(27.8)
2024	3,758,334	597,286	2,148,713	496,085	72	(78.1)
2023	3,253,217	5,015,116	1,903,231	2,746,633	137	(9.3)

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Gellert (our Chief Executive Officer (PEO)) for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Gellert, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gellert during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Gellert’s total compensation for each year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to PEO ($)

2025	2,724,322	(1,360,322)	840,680	2,204,680

2024	3,758,334	(2,544,534)	(616,514)	597,286

2023	3,253,217	(1,890,017)	3,651,916	5,015,116

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. There were no “Option Awards” granted in respect of the applicable years.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year, (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year, and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2025	1,369,515	(217,322)	—	(311,513)	—	—	840,680

2024	1,168,438	(1,719,684)	—	(65,269)	—	—	(616,514)

2023	2,287,569	1,162,270	—	220,957	(18,880)	—	3,651,916

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Gellert) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts for each of 2023, 2024 and 2025 were Jesús Llorca, Andrew H. Everett II and Gregory Rossmiller.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Gellert), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Gellert) for each year to determine the “compensation actually paid,” using the same methodology described above in Note (2)(b):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	1,619,582	(730,582)	460,853	1,349,853

2024	2,148,713	(1,366,580)	(286,048)	496,085

2023	1,903,231	(1,015,031)	1,858,433	2,746,633

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)

2025	735,519	(116,717)	—	(157,949)	—	—	460,853

2024	627,521	(882,758)	—	(30,811)	—	—	(286,048)

2023	1,228,536	537,073	—	100,558	(7,733)	—	1,858,433

(5)
Cumulative total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The “measurement period” is the period beginning at the measurement point established by the market close on the last trading day before fiscal year 2023, through and including the end of the fiscal year for which cumulative total shareholder return is being calculated.

(6)	The dollar amounts reported represent the amount of net income (loss) as reported in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote	The names of each of the NEOs included for purposes of calculating the average amounts for each of 2023, 2024 and 2025 were Jesús Llorca, Andrew H. Everett II and Gregory Rossmiller.
PEO Total Compensation Amount	$ 2,724,322	$ 3,758,334	$ 3,253,217
PEO Actually Paid Compensation Amount	$ 2,204,680	597,286	5,015,116
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Gellert, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gellert during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Gellert’s total compensation for each year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to PEO ($)

2025	2,724,322	(1,360,322)	840,680	2,204,680

2024	3,758,334	(2,544,534)	(616,514)	597,286

2023	3,253,217	(1,890,017)	3,651,916	5,015,116

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. There were no “Option Awards” granted in respect of the applicable years.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year, (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year, and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2025	1,369,515	(217,322)	—	(311,513)	—	—	840,680

2024	1,168,438	(1,719,684)	—	(65,269)	—	—	(616,514)

2023	2,287,569	1,162,270	—	220,957	(18,880)	—	3,651,916

Non-PEO NEO Average Total Compensation Amount	$ 1,619,582	2,148,713	1,903,231
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,349,853	496,085	2,746,633
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Gellert), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Gellert) for each year to determine the “compensation actually paid,” using the same methodology described above in Note (2)(b):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	1,619,582	(730,582)	460,853	1,349,853

2024	2,148,713	(1,366,580)	(286,048)	496,085

2023	1,903,231	(1,015,031)	1,858,433	2,746,633

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)

2025	735,519	(116,717)	—	(157,949)	—	—	460,853

2024	627,521	(882,758)	—	(30,811)	—	—	(286,048)

2023	1,228,536	537,073	—	100,558	(7,733)	—	1,858,433

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. Cumulative Company Total Shareholder Return (“TSR”)
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 66	72	137
Net Income (Loss)	$ (27,800,000)	(78,100,000)	(9,300,000)
PEO Name	Mr. Gellert
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 840,680	(616,514)	3,651,916
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,369,515	1,168,438	2,287,569
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(217,322)	(1,719,684)	1,162,270
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(311,513)	(65,269)	220,957
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(18,880)
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,360,322)	(2,544,534)	(1,890,017)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	460,853	(286,048)	1,858,433
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	735,519	627,521	1,228,536
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(116,717)	(882,758)	537,073
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(157,949)	(30,811)	100,558
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,733)
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (730,582)	$ (1,366,580)	$ (1,015,031)